CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income	$ 124	$ 109	$ 226	$ 234
Non-cash adjustments:
Share of income from Brookfield Asset Management ULC, net of dividends received	38	17	83	20
Stock-based equity awards	0	1	2	2
Other working capital and non-cash operating items	(3)	7	(7)	10
Cash provided by (used in) operating activities	159	134	304	266
Investing activities
Purchase of other assets	(1)	0	(39)	(41)
Cash provided by (used in) investing activities	(1)	0	(39)	(41)
Financing activities
Distributions paid to common stockholders	(161)	(127)	(310)	(254)
Prepayment from affiliates	57	0	94	104
Share (repurchases) subscriptions	0	(36)	2	(188)
Change in due to affiliates	(53)	29	(50)	124
Cash provided by (used in) financing activities	(157)	(134)	(264)	(214)
Cash and cash equivalents
Change in cash and cash equivalents	1	0	1	11
Balance, beginning of period	9	12	9	1
Balance, end of period	10	12	10	12
Other working capital and non-cash operating items
Accounts payable and accrued liabilities	(13)	(107)	(179)	(15)
Due from affiliates	13	65	168	(28)
Due to affiliates	(2)	39	2	41
Other non-cash operating items	(1)	10	2	12
Net change in working capital	(3)	7	(7)	10
Other working capital and non-cash operating items	(3)	7	(7)	10
Interest paid	$ 3	$ 2	$ 8	$ 3